Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Quality Income Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Class A
Trading Symbol	AUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(0.52)	(2.00)	0.37
Class A (including sales charges)	(3.49)	(2.60)	0.07
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,353,871,286
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 6,951,076
Investment Company, Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are
available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of
fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage- Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage- Backed Security TBA 06/13/2054 2.000%	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Quality Income Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Advisor Class
Trading Symbol	CUVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	(0.27)	(1.74)	0.62
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,353,871,286
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 6,951,076
Investment Company, Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Quality Income Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Class C
Trading Symbol	AUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.65%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(1.26)	(2.71)	(0.38)
Class C (including sales charges)	(2.21)	(2.71)	(0.38)
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,353,871,286
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 6,951,076
Investment Company, Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to
those bonds
that
would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Quality Income Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional Class
Trading Symbol	CUGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(0.27)	(1.74)	0.62
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,353,871,286
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 6,951,076
Investment Company, Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Quality Income Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(0.18)	(1.65)	0.72
Bloomberg U.S. Mortgage-Backed Securities Index	0.50	(0.85)	0.80
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,353,871,286
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 6,951,076
Investment Company, Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories
ranging
from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Quality Income Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Quality Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CUGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the Bloomberg U.S. Mortgage-Backed Securities benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit was beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,353,871,286
Holdings Count | Holdings	341
Advisory Fees Paid, Amount	$ 6,951,076
Investment Company, Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,353,871,286
Total number of portfolio holdings	341
Management services fees (represents 0.49% of Fund average net assets)	$ 6,951,076
Portfolio turnover for the reporting period	375%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 06/13/2054 4.500%	8.0%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.500%	6.5%
Government National Mortgage Association TBA 06/20/2054 4.500%	4.5%
Uniform Mortgage-Backed Security TBA 06/13/2054 3.000%	3.7%
Government National Mortgage Association 05/20/2051 2.500%	2.8%
Uniform Mortgage-Backed Security TBA 06/18/2039 3.000%	2.4%
Federal National Mortgage Association 08/01/2052 4.000%	2.4%
Federal Home Loan Mortgage Corp. 08/01/2052 3.000%	1.7%
Federal National Mortgage Association 05/01/2051 2.000%	1.7%
Uniform Mortgage-Backed Security TBA 06/13/2054 2.000%	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds